DWS GNMA Fund Investment Strategy - DWS GNMA Fund	Jan. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in “Ginnie Maes,” which are mortgage-backed securities that are issued or guaranteed by the Government National Mortgage Association (GNMA). For purposes of the fund's 80% investment policy, investments in “Ginnie Maes” include investments in collateralized mortgage obligations collateralized by a pool of mortgage backed securities guaranteed by GNMA. The fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including US government agency mortgage-backed to-be-announced securities (TBAs). A forward commitment transaction is an agreement by the fund to purchase or sell securities at a specified future date. The fund may sell the forward commitment securities before the settlement date or enter into new commitments to extend the delivery date into the future.The balance of the fund’s assets, among other permitted investments, may be invested in asset-backed securities or commercial mortgage-backed securities, or securities issued by the US government, its agencies or instrumentalities. These securities may not be guaranteed by the US Treasury or backed by the full faith and credit of the US government. The fund may also hold up to 10% of its total net assets in uninvested cash, cash equivalents (such as money market securities), repurchase agreements or shares of money market funds or short-term bond funds, which investments may not be issued or guaranteed by the US government, its agencies or instrumentalities. Because the fund may invest in fixed income securities of varying maturities, the fund's dollar-weighted average effective portfolio maturity will vary. As of December 31, 2025, the fund had a dollar-weighted average effective portfolio maturity of 6.92 years.Management process. In deciding which types of securities to buy and sell, portfolio management first considers the relative attractiveness of Ginnie Maes compared to other eligible securities and decides on allocations. The decisions are generally based on a number of factors, including changes in supply and demand within the bond market and prepayment rates of individual bonds.In choosing individual bonds, portfolio management reviews each bond’s fundamentals, compares the yields of bonds and uses detailed analysis to project prepayment rates and other factors that could affect a bond’s attractiveness. Portfolio management may also adjust the duration (a measure of sensitivity to interest rate movements) of the fund’s portfolio, based upon their analysis.Derivatives. Portfolio management generally may use interest rate futures contracts or interest rate swaps, which are types of derivatives (financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index) for duration management (i.e., reducing or increasing the sensitivity of the fund’s portfolio to interest rate changes) or to enhance returns. In addition, portfolio management generally may use (i) options on GNMA TBAs or total return swaps to seek to enhance potential gains; and (ii) options on interest rate futures or on interest rates to hedge against potential adverse interest rate movements.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.Active trading. The fund is expected to trade securities actively and this may lead to high portfolio turnover.